OPERATING LEASES (Details 1) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2013	Jun. 30, 2013
Rent Expense	$ 22,584	$ 22,584	$ 67,753	$ 67,753	$ 90,338	$ 90,338
Actual lease payments					81,228	79,248
Increase in deferred rent liability	1,899	2,403	5,698	7,215	9,112	11,090
Balance of deferred rent liability	$ 73,961		$ 73,961		$ 68,263	$ 59,154	$ 72,062	$ 70,160